Property and Equipment	1 Months Ended
Jan. 31, 2015
Property and Equipment.
PROPERTY AND EQUIPMENT

7. PROPERTY AND EQUIPMENT

        Property and equipment, net at January 31, 2015, December 31, 2014 and 2013 consisted of the following (in thousands):

		December 31
	January 31, 2015
		2014	2013
Furniture and fixtures	$18	$18	$11
Lab equipment	26	26	12
Computers and equipment	78	78	15
Software	144	144	—

	266	266	38
Less: accumulated depreciation	(32)	(31)	(6)

	$234	$235	$32

        Depreciation expense for the months ended January 31, 2015 and 2014 and the years ended December 31, 2014 and 2013 was $1,000, $0 (unaudited), $25,000 and $5,000.